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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 6

This Amendment (Check only one.):  [_] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Key Colony Management, LLC
Address:  Two Financial Centre, Suite 100
          10825 Financial Centre Parkway
          Little Rock, Arkansas 72221

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alex R. Lieblong
Title:  President
Phone:  (501) 219-2003

Signature, Place, and Date of Signing:

/s/ Alex R. Lieblong         Little Rock, AR         August 14, 2008
----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  14
Form 13F Information Table Value Total:  $164,110 (thousands)
List of Other Included Managers:         None.

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                          FORM 13F INFORMATION TABLE

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
                                                                                                       Voting Authority
                                                      Value              Sh/Prn  Investment  Other   ---------------------
Name                      Title of Class    Cusip    (x$1000)  Shares   Put/Call Discretion Managers   Sole    Shared None
----                      -------------- ----------- -------- --------- -------- ---------- -------- --------- ------ ----
Choice Hotels Hldgs Inc.   Common Stock  169905-10-6 $ 5,115   193,026     SH       Sole      N/A      193,026
Churchill Downs Inc.       Common Stock  171484-10-8 $ 4,140   118,740     SH       Sole      N/A      118,740
Comcast Corp. Cl A         Common Stock  20030N-10-1 $29,404  1,550,000    SH       Sole      N/A    1,550,000
Comcast Corp.-Special Cl
A                          Common Stock  20030N-20-0 $37,520  2,000,000    SH       Sole      N/A    2,000,000
First Fed Financial Corp
Del                        Common Stock    337907109 $   107   13,300      SH       Sole      N/A       13,300
General Communication
Inc.                       Common Stock  369385-10-9 $ 6,259   911,089     SH       Sole      N/A      911,089
Global Crossing Ltd        Common Stock  G3921A-17-5 $11,483   640,053     SH       Sole      N/A      640,053
Home Bancshares            Common Stock  436893-20-0 $ 7,708   342,900     SH       Sole      N/A      342,900
Lakes Entertainment Inc.   Common Stock  51206P-10-9 $ 7,433  1,685,908    SH       Sole      N/A    1,685,908
Level 3 Communications     Common Stock  52729N-10-0 $11,093  4,090,100    SH       Sole      N/A    4,090,100
Lodgenet Entertainmant
Corp                       Common Stock    540211109 $   985   200,541     SH       Sole      N/A      200,541
Lodgian Inc.               Common Stock  54021P-40-3 $23,345  2,981,453    SH       Sole      N/A    2,981,453
MGIC Investment Corp.      Common Stock  552848-10-3 $19,176  3,138,516    SH       Sole      N/A    3,138,516
Willis Lease Finance
Corp.                      Common Stock  970646-10-5 $   342   32,000      SH       Sole      N/A       32,000
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